UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04375

Name of Fund: BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Opportunities Fund1

BlackRock Pennsylvania Municipal Bond Fund

[1]

On October 26, 2020, BlackRock New York Municipal Bond Trust (the “Non-Surviving Fund”), was merged into BlackRock New York Municipal Opportunities Fund, a series of BlackRock Multi-State Municipal Series Trust (the “Surviving Fund”). The voting record of the Non-Surviving Fund is reflected in the voting record of the Surviving Fund herein.

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end:

BlackRock New Jersey Municipal Bond Fund - 05/31

BlackRock New York Municipal Opportunities Fund - 06/30

BlackRock Pennsylvania Municipal Bond Fund - 05/31

Date of reporting period: 07/01/2020 – 06/30/2021

Item 1 – Proxy Voting Record –There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2021 with respect to which the registrant was entitled to vote.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04375
Reporting Period: 07/01/2020 - 06/30/2021
BlackRock Multi-State Municipal Series Trust

=============== BlackRock New York Municipal Opportunities Fund ================

On October 26, 2020, BlackRock New York Municipal Bond Trust (Investment
Company Act file no. 811-21037, CIK no. 0001167470) (the "Non-Surviving Fund"),
was merged into BlackRock New York Municipal Opportunities Fund, a series of
BlackRock Multi-State Municipal Series Trust (Investment Company Act file no.
811-04375, CIK no. 0000774013). The voting record of the Non-Surviving Fund prior to October 26, 2020 is shown under the heading entitled "BlackRock New
York Municipal Bond Trust," below.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== BlackRock New Jersey Municipal Bond Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== BlackRock New York Municipal Bond Trust ====================

On October 26, 2020, BlackRock New York Municipal Bond Trust (Investment
Company Act file no. 811-21037, CIK no. 0001167470) (the "Non-Surviving Fund")
was merged into BlackRock New York Municipal Opportunities Fund, a series of
BlackRock Multi-State Municipal Series Trust (Investment Company Act file no.
811-04375, CIK no. 0000774013). The voting record of the Non-Surviving Fund prior to October 26, 2020 is shown below.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== BlackRock Pennsylvania Municipal Bond Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Multi-State Municipal Series Trust

Date:	August 27, 2021